Insurance services - Summary of Bank's Liability for Future Policy Benefits on the Consolidated Balance Sheets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Liability for Future Policy Benefits [Line Items]
Future policy benefits	₨ 2,277,581.6	$ 24,273.4	₨ 2,087,603.8
Non Par Protection [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	194,915.5	2,077.3	197,562.8
Non Par Riders [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	54.7	0.6	89.7
Non Par Savings [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	813,450.3	8,669.3	740,769.5
Non Par Pension [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	18,348.7	195.6	17,986.6
Individual Annuity [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	349,830.1	3,728.3	319,760.4
Individual Health [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	461.6	4.9	275.4
Par Life [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	704,829.8	7,511.8	654,173.3
Par Pension [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	20,832.1	222.0	15,878.0
Group Non par Life [Member]
Liability for Future Policy Benefits [Line Items]
Future policy benefits	₨ 174,858.8	$ 1,863.6	₨ 141,108.1